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Schedule of Investments
(unaudited)
Putnam Global Income Trust 2
Notes to Schedule of Investments 33

Putnam Global Income Trust
Schedule of Investments (unaudited), July 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 217,238 $ 5,441,812
Total Management Investment Companies (Cost $ 5,401,724 ) ...................
5,441,812
Principal
Amount
*
Corporate Bonds 33.0%
Aerospace & Defense 1.3%
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 685,000 684,798
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 24,000 22,456
Senior Bond , 3.6% , 5/01/34 .......................... United States 322,000 285,284
Senior Bond , 3.25% , 2/01/35 ......................... United States 45,000 38,358
Senior Bond , 3.5% , 3/01/39 .......................... United States 85,000 68,081
Senior Bond , 6.875% , 3/15/39 ........................ United States 110,000 120,679
Senior Bond , 3.375% , 6/15/46 ........................ United States 62,000 42,069
Senior Bond , 3.9% , 5/01/49 .......................... United States 358,000 255,857
Senior Bond , 6.858% , 5/01/54 ........................ United States 139,000 149,001
Senior Bond , 3.95% , 8/01/59 ......................... United States 165,000 110,976
Senior Bond , 5.93% , 5/01/60 ......................... United States 55,000 51,386
Senior Note , 2.7% , 2/01/27 .......................... United States 152,000 150,782
Senior Note , 6.259% , 5/01/27 ........................ United States 3,000 3,036
b
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 165,000 159,118
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 90,000 85,781
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 60,000 57,089
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 80,000 77,370
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 35,000 33,331
Senior Bond , 5.95% , 2/01/37 ......................... United States 287,000 297,907
Senior Note , 3% , 1/15/29 ........................... United States 174,000 167,183
2,860,542
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 50,000 51,872
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 200,000 206,813
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 497,000 501,351
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 85,000 85,637
845,673
Banks 3.9%
Banco Santander SA , Senior Non-Preferred Bond , 4.379% ,
4/12/28 ......................................... Spain 200,000 198,758
Bank of America Corp. ,
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 98,000 98,076
Senior Note , 4.948% to 7/21/27, FRN thereafter , 7/22/28 .... United States 368,000 369,086
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 97,000 97,503
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 210,000 206,563
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 597,000 548,951
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 340,000 350,894
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 200,000 194,698
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 250,000 251,466
b
BPCE SA , Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 .. France 250,000 246,529

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 295,000 $ 294,123
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 200,000 203,642
Citigroup, Inc. ,
c
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 190,000 190,989
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 416,000 420,295
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 485,000 473,999
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 60,000 61,596
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 400,000 405,826
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 225,000 224,392
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 276,000 280,756
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 275,000 275,406
JPMorgan Chase & Co. ,
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 133,000 133,235
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 1,080,000 1,083,817
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 337,000 338,313
Senior Note , 5.041% to 7/22/31, FRN thereafter , 7/23/32 .... United States 90,000 89,627
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 121,000 123,263
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 95,000 94,144
Sub. Bond , 5.803% to 7/22/36, FRN thereafter , 7/23/41 ..... United States 95,000 94,075
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 535,000 535,762
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.373%
to 7/20/35, FRN thereafter , 7/21/36 ..................... United States 65,000 64,265
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 246,861
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 180,000 181,878
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 294,000 253,875
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 220,000 223,380
8,856,043
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 105,000 103,741
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Bond , 5.05% , 3/15/34 ......................... United States 63,000 62,546
Senior Bond , 4.75% , 3/15/36 ......................... United States 40,000 38,290
Senior Note , 4.4% , 3/15/33 .......................... United States 125,000 120,499
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................... United States 93,000 86,507
Senior Note , 5.25% , 3/02/30 ......................... United States 185,000 187,257
495,099

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 149,000 $ 142,666
Senior Bond , 6% , 7/09/46 ........................... United States 215,000 209,133
Senior Bond , 5.8% , 3/13/56 .......................... United States 20,000 18,403
Senior Bond , 6.05% , 3/13/76 ......................... United States 130,000 120,300
Senior Note , 4.55% , 3/13/33 ......................... United States 100,000 96,642
Senior Note , 5.1% , 7/09/33 .......................... United States 170,000 168,469
755,613
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 95,000 92,798
Capital Markets 1.8%
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 169,000 167,217
Goldman Sachs Group, Inc. (The) ,
c
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 57,000 56,960
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 85,000 80,989
Senior Bond , 5.425% to 6/02/36, FRN thereafter , 6/03/37 ... United States 85,000 83,070
Senior Bond , 5.655% to 7/20/36, FRN thereafter , 7/21/37 ... United States 65,000 64,728
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 70,000 68,541
Sub. Bond , 5.95% , 1/15/27 .......................... United States 172,000 173,131
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 200,000 198,050
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 300,000 299,809
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 128,000 132,824
Senior Note , 5.2% , 3/15/30 .......................... United States 218,000 217,803
Morgan Stanley ,
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 130,000 124,773
Senior Bond , 5.605% to 7/16/36, FRN thereafter , 7/17/37 ... United States 90,000 89,492
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 130,000 125,839
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 733,000 736,389
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 267,000 267,932
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 285,000 286,524
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 130,000 126,220
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 190,000 185,730
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 30,000 30,432
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 451,000 423,337
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 30,000 30,340
3,970,130
Commercial Services & Supplies 0.5%
Republic Services, Inc. ,
Senior Note , 5% , 11/15/29 ........................... United States 180,000 181,588
Senior Note , 4.75% , 7/15/31 ......................... United States 59,000 58,619
Waste Connections, Inc. ,
Senior Bond , 5% , 3/01/34 ........................... United States 463,000 456,113
Senior Bond , 4.8% , 7/15/36 .......................... United States 155,000 148,170
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 147,765
992,255
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 52,000 46,522

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc., (continued)
Senior Bond , 5.4% , 4/15/34 .......................... United States 215,000 $ 213,275
Senior Note , 4.85% , 8/15/30 ......................... United States 59,000 58,571
318,368
Construction Materials 0.1%
Cemex SAB de CV , Senior Bond , 5.75% , 6/05/36 ...........
Mexico 130,000 127,153
Consumer Finance 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 660,000 597,363
Senior Note , 4.125% , 2/28/29 ........................ Ireland 150,000 147,317
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 162,000 178,830
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 311,000 312,078
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 270,000 274,468
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 295,000 289,950
Capital One Financial Corp. ,
Senior Note , 1.878% to 11/01/26, FRN thereafter , 11/02/27 .. United States 104,000 103,300
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 165,000 160,851
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,041
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 105,000 103,369
Senior Note , 4.2% , 10/27/28 ......................... United States 70,000 69,157
Senior Note , 5.8% , 1/07/29 .......................... United States 175,000 178,598
Senior Note , 4.9% , 10/06/29 ......................... United States 66,000 65,950
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 159,000 157,584
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 180,000 186,936
3,026,792
Consumer Staples Distribution & Retail 0.3%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 54,000 46,745
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 483,000 458,825
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 256,000 253,826
759,396
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 130,000 127,868
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 292,000 288,390
Senior Secured Note , 5.5% , 4/15/28 ................... United States 25,000 25,342
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 155,000 170,624
612,224
Diversified REITs 0.5%
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 257,000 255,609
Senior Note , 4.75% , 2/15/28 ......................... United States 165,000 164,727
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 62,000 61,681

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc., (continued)
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 510,000 $ 494,652
976,669
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 9,000 7,416
Senior Bond , 5.125% , 4/30/36 ........................ United States 110,000 104,876
Senior Bond , 6.2% , 10/30/56 ......................... United States 37,000 34,278
b
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 100,000 96,014
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 45,000 45,957
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 305,000 295,841
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 155,000 150,921
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 217,000 226,537
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 155,000 144,129
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 180,000 177,088
Senior Bond , 5.25% , 4/02/35 ......................... United States 175,000 170,685
1,453,742
Electric Utilities 3.1%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 285,000 280,059
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 95,000 93,397
Senior Bond , 5.625% , 3/01/33 ........................ United States 98,000 100,101
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 165,000 163,592
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 125,000 119,458
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 368,000 363,097
Senior Bond , 5.8% , 6/15/54 .......................... United States 63,000 58,170
Senior Note , 4.85% , 1/05/29 ......................... United States 26,000 26,080
b
ENEL Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 410,000 455,353
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 235,000 229,096
Senior Note , 144A, 4.875% , 7/13/31 ................... Italy 200,000 196,944
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 49,000 49,537
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 126,000 126,325
Senior Note , 5.15% , 3/15/29 ......................... United States 383,000 386,370
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 155,000 152,959
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 121,000 119,817
Senior Bond , 5.25% , 3/15/34 ......................... United States 275,000 274,499
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 315,000 305,072
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 368,000 365,650
Senior Bond , 5.9% , 3/15/55 .......................... United States 40,000 37,415

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., (continued)
AA , Senior Bond , 6% to 9/30/31, FRN thereafter , 10/01/56 ... United States 105,000 $ 103,280
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 180,000 176,681
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 117,000 119,945
Senior Bond , 5.2% , 5/01/36 .......................... United States 20,000 19,043
e
Senior Bond , 5.85% , 11/01/36 ........................ United States 85,000 84,897
Senior Bond , 4.95% , 7/01/50 ......................... United States 90,000 72,655
Senior Bond , 6.75% , 1/15/53 ......................... United States 170,000 172,177
Senior Note , 5.55% , 5/15/29 ......................... United States 324,000 328,929
Senior Note , 5.05% , 11/15/31 ........................ United States 130,000 128,669
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 167,000 170,180
Senior Note , 5.5% , 3/15/29 .......................... United States 26,000 26,464
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 100,000 98,019
Senior Bond , 4.95% , 3/15/36 ......................... United States 240,000 228,406
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 230,000 220,006
b
Vistra Operations Co. LLC ,
Senior Bond , 144A, 6% , 4/15/34 ...................... United States 368,000 372,286
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 85,000 81,070
Senior Note , 144A, 3.7% , 1/30/27 ..................... United States 224,000 222,721
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 184,000 179,696
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 190,000 190,106
6,898,221
Electrical Equipment 0.5%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 200,000 191,783
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 215,000 224,312
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 475,000 469,795
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 219,000 206,329
Senior Bond , 5.8% , 3/15/56 .......................... United States 50,000 46,039
1,138,258
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 240,000 230,284
Entertainment 0.3%
Netflix, Inc. ,
b
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 435,000 EUR 509,423
Senior Bond , 5.25% , 8/15/36 ......................... United States 145,000 143,021
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 20,000 20,361
672,805
Financial Services 0.7%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 149,000 145,136
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 380,641
b
SMBC Aviation Capital Finance DAC ,
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 485,000 488,716
Senior Note , 144A, 5.1% , 4/01/30 ..................... Ireland 200,000 199,503

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 114,000 $ 116,427
1,330,423
Food Products 0.9%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 45,000 43,933
b
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 45,000 42,753
Senior Note , 3% , 2/02/29 ........................... United States 192,000 183,633
Senior Note , 6.75% , 3/15/34 ......................... United States 20,000 21,465
Senior Note , 5.95% , 4/20/35 ......................... United States 45,000 45,509
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 32,000 26,459
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 47,000 51,871
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 65,000 69,543
Senior Bond , 4.625% , 10/01/39 ....................... United States 65,000 56,259
Senior Bond , 5% , 6/04/42 ........................... United States 260,000 224,998
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 125,000 119,492
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 240,000 226,649
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 575,000 575,399
Senior Note , 144A, 5% , 3/01/32 ...................... United States 35,000 34,898
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 205,000 202,245
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 85,000 76,550
2,001,656
Ground Transportation 0.5%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 435,000 433,693
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 115,000 107,323
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 93,000 92,706
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 395,000 394,506
1,028,228
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 190,000 192,428
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 275,000 266,164
b
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 140,000 137,817
b
VSP Optical Group, Inc. ,
Senior Bond , 144A, 5.65% , 6/01/36 .................... United States 20,000 19,853
Senior Note , 144A, 5.4% , 6/01/33 ..................... United States 40,000 39,601
655,863
Health Care Providers & Services 0.8%
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 220,000 226,646
Senior Bond , 1.875% , 2/28/31 ........................ United States 85,000 74,037
Senior Bond , 4.78% , 3/25/38 ......................... United States 127,000 116,004
HCA, Inc. ,
Senior Bond , 5.6% , 4/01/34 .......................... United States 200,000 201,168
Senior Bond , 6% , 4/01/54 ........................... United States 263,000 246,910
Senior Note , 3.625% , 3/15/32 ........................ United States 59,000 54,307

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 200,000 $ 199,468
Humana, Inc. ,
Junior Sub. Bond , 6.625% to 9/14/31, FRN thereafter , 9/15/56 United States 200,000 196,888
Senior Note , 5.75% , 3/01/28 ......................... United States 180,000 182,594
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 216,601
1,714,623
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 50,000 48,738
Senior Note , 4.65% , 3/16/31 ......................... United States 95,000 93,683
b
Carnival Corp. Ltd. ,
Senior Note , 144A, 4% , 8/01/28 ...................... United States 687,000 673,268
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 295,000 292,860
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 298,000 298,697
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 275,000 272,809
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 197,114
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 185,000 186,597
Senior Note , 5.375% , 12/15/31 ....................... United States 120,000 120,621
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 135,000 128,861
2,313,248
Household Durables 0.2%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 70,000 67,980
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 111,000 110,422
Senior Bond , 3.8% , 11/01/29 ......................... United States 425,000 410,372
588,774
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 205,930
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 240,000 250,051
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 68,000 70,962
Senior Bond , 6.5% , 10/01/53 ......................... United States 120,000 123,154
Senior Bond , 5.75% , 3/15/54 ......................... United States 184,000 172,498
Senior Note , 5.6% , 3/01/28 .......................... United States 342,000 346,719
Senior Note , 4.4% , 1/15/31 .......................... United States 95,000 92,534
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 65,000 61,834
A , Senior Note , 4.25% , 10/01/30 ...................... United States 35,000 34,115
1,357,797
Insurance 1.1%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 125,000 125,063
b
Athene Global Funding ,
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 222,000 218,806
Senior Secured Note , 144A, 1.985% , 8/19/28 ............ United States 385,000 362,447
Senior Secured Note , 144A, 5.526% , 7/11/31 ............ United States 320,000 319,253
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 108,000 96,549

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Brown & Brown, Inc. ,
Senior Note , 4.9% , 6/23/30 .......................... United States 246,000 $ 243,836
Senior Note , 5.25% , 6/23/32 ......................... United States 89,000 87,972
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 162,000 158,130
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 54,000 53,813
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 387,000 235,933
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 110,000 119,897
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 309,531
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 92,000 99,516
2,430,746
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 70,000 67,143
Senior Bond , 6.3% , 5/15/56 .......................... United States 100,000 91,860
Senior Note , 3.5% , 8/15/27 .......................... United States 175,000 173,513
332,516
IT Services 0.1%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 79,000 76,649
b
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 145,000 150,390
227,039
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 297,000 257,736
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 150,000 150,050
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 115,000 111,227
261,277
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 5.85% , 12/01/35 .............................. United States 125,000 116,790
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 448,000 490,123
606,913
Metals & Mining 0.5%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 195,802
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 115,000 115,155
b
Glencore Funding LLC ,
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 396,000 398,607
Senior Bond , 144A, 5.508% , 4/01/36 ................... Australia 170,000 167,623
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 247,000 258,193
1,135,380

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 198,000 $ 199,087
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 140,000 137,890
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 155,000 155,625
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 100,000 97,216
589,818
Oil, Gas & Consumable Fuels 2.4%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 190,000 170,195
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 238,000 260,515
Senior Note , 5% , 12/15/29 .......................... Canada 104,000 104,619
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 137,000 123,990
Senior Note , 4.5% , 10/01/29 ......................... United States 242,000 239,417
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 35,000 33,869
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 95,000 98,176
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 310,000 310,641
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 137,000 139,270
Senior Bond , 5.65% , 10/15/54 ........................ United States 53,000 48,495
Energy Transfer LP ,
Junior Sub. Bond , 6.7% to 1/14/37, FRN thereafter , 1/15/57 .. United States 180,000 177,425
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 330,000 331,336
Senior Note , 5.25% , 7/01/29 ......................... United States 203,000 205,401
Senior Note , 5.2% , 4/01/30 .......................... United States 120,000 120,865
b
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 200,000 193,087
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 260,000 259,697
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 139,000 139,815
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 265,000 259,508
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 230,000 227,951
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 505,000 503,594
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 105,000 101,699
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 84,000 83,097
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 130,000 125,921
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 275,000 280,286
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 155,000 171,875
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 110,000 111,815
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 126,000 125,308
Senior Note , 4.9% , 8/01/30 .......................... United States 128,000 126,414
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 175,000 175,286
5,249,567
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 290,000 285,017

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 345,000 $ 340,075
Personal Care Products 0.5%
Haleon US Capital LLC ,
Senior Note , 3.375% , 3/24/27 ........................ United States 250,000 248,338
Senior Note , 3.375% , 3/24/29 ........................ United States 310,000 299,939
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 460,000 457,680
1,005,957
Pharmaceuticals 0.9%
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 100,000 96,060
Senior Bond , 5.2% , 5/22/36 .......................... United States 140,000 139,037
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 145,000 140,955
Senior Bond , 5.7% , 3/18/56 .......................... United States 75,000 72,531
Senior Note , 4.1% , 11/05/30 ......................... United States 445,000 433,419
Senior Note , 4.6% , 3/18/33 .......................... United States 115,000 112,275
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 5.3% , 5/19/53 .......................... United States 124,000 111,295
Senior Note , 4.45% , 5/19/28 ......................... United States 102,000 101,787
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 190,000 198,261
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 191,000 189,966
Senior Bond , 5.2% , 9/25/35 .......................... United States 130,000 126,625
Senior Note , 2.2% , 9/02/30 .......................... United States 154,000 138,334
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 230,000 169,660
2,030,205
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 492,000 492,513
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 105,000 98,609
Senior Note , 3.459% , 9/15/26 ........................ United States 600,000 599,665
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 355,000 366,821
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 400,000 407,700
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 380,000 357,732
Senior Bond , 5.3% , 5/15/36 .......................... United States 101,000 97,568
Senior Bond , 6.125% , 5/15/56 ........................ United States 62,000 58,226
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 230,000 221,826
Senior Note , 4.75% , 7/15/30 ......................... United States 75,000 74,058
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................... United States 180,000 166,228
Senior Bond , 5.625% , 6/15/56 ........................ United States 78,000 70,630
Senior Note , 4.75% , 6/15/33 ......................... United States 175,000 169,735
Senior Note , 4.95% , 6/15/36 ......................... United States 175,000 167,516
2,856,314

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software 0.5%
Oracle Corp. ,
Senior Bond , 3.9% , 5/15/35 .......................... United States 120,000 $ 98,138
Senior Bond , 5.7% , 2/04/36 .......................... United States 115,000 106,544
Senior Bond , 3.65% , 3/25/41 ......................... United States 77,000 52,273
Senior Bond , 6.55% , 2/04/46 ......................... United States 70,000 61,998
Senior Bond , 6.7% , 2/04/56 .......................... United States 75,000 66,201
Senior Note , 4.45% , 9/26/30 ......................... United States 130,000 122,745
Senior Note , 4.8% , 9/26/32 .......................... United States 170,000 156,523
Senior Note , 5.35% , 5/04/33 ......................... United States 75,000 70,518
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 447,000 433,922
Senior Bond , 5.7% , 4/01/55 .......................... United States 20,000 18,360
1,187,222
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 446,000 442,521
Senior Bond , 2.9% , 1/15/30 .......................... United States 217,000 202,891
Senior Note , 4.7% , 12/15/32 ......................... United States 75,000 72,734
Crown Castle, Inc. , Senior Bond , 3.65% , 9/01/27 ............
United States 172,000 170,296
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 58,000 57,900
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 168,000 158,836
1,105,178
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 185,000 167,465
Senior Bond , 4.1% , 1/15/52 .......................... United States 200,000 138,282
305,747
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.25% , 2/15/37 ......................... United States 175,000 168,070
Senior Note , 4.75% , 7/15/31 ......................... United States 45,000 44,258
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 139,000 137,525
Senior Note , 4.85% , 10/15/31 ........................ United States 162,000 159,659
509,512
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 57,000 51,205
Senior Bond , 5.5% , 3/11/35 .......................... United States 170,000 168,301
Senior Note , 5.1% , 3/11/30 .......................... United States 140,000 140,207
359,713
Tobacco 1.0%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 143,000 127,866
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 510,000 491,845
b
Imperial Brands Finance plc ,
Senior Bond , 144A, 5.875% , 7/01/34 ................... United Kingdom 200,000 203,112
Senior Bond , 144A, 5.5% , 7/07/36 ..................... United Kingdom 200,000 194,563

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc. ,
Senior Note , 4.875% , 2/13/29 ........................ United States 535,000 $ 537,477
Senior Note , 5.125% , 2/15/30 ........................ United States 626,000 630,940
2,185,803
Trading Companies & Distributors 0.5%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 6.25% , 4/15/28 .................... United States 270,000 275,405
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 260,000 261,979
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 275,000 273,630
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 139,000 140,953
951,967
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 306,000 306,431
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 160,000 161,553
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 160,000 161,045
T-Mobile USA, Inc. ,
Senior Bond , 5% , 2/15/36 ........................... United States 205,000 194,379
Senior Note , 3.75% , 4/15/27 ......................... United States 329,000 327,408
Senior Note , 2.05% , 2/15/28 ......................... United States 240,000 230,667
Senior Note , 3.375% , 4/15/29 ........................ United States 198,000 190,499
Senior Note , 3.875% , 4/15/30 ........................ United States 11,000 10,567
Senior Note , 6.7% , 12/15/33 ......................... United States 25,000 26,829
1,609,378
Total Corporate Bonds (Cost $ 73,515,693 ) ....................................
72,492,011
Foreign Government and Agency Securities 29.5%
b
Australia Government Bond ,
Senior Bond , Reg S, 2.25% , 5/21/28 ................... Australia 1,640,000 AUD 1,109,385
Senior Bond , Reg S, 3.75% , 4/21/37 ................... Australia 220,000 AUD 139,118
Senior Bond , Reg S, 3% , 3/21/47 ...................... Australia 310,000 AUD 154,088
b
Austria Government Bond ,
Senior Bond , 144A, Reg S, 0.5% , 2/20/29 ............... Austria 630,000 EUR 684,257
Senior Bond , 144A, Reg S, 1.5% , 2/20/47 ............... Austria 360,000 EUR 277,762
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 200,656
b
Belgium Government Bond ,
Senior Bond , 144A, Reg S, 0.1% , 6/22/30 ............... Belgium 1,500,000 EUR 1,545,153
Senior Bond , 144A, Reg S, 4.25% , 3/28/41 .............. Belgium 630,000 EUR 740,488
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 225,000 EUR 241,202
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 400,000 380,500
Senior Bond , 6% , 10/20/33 ........................... Brazil 200,000 198,800
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 88,000 83,932
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 210,000 EUR 243,082
b
Bundesrepublik Deutschland ,
Reg S, 2.5% , 10/11/29 .............................. Germany 900,000 EUR 1,027,548
Reg S, 2.5% , 4/16/31 ............................... Germany 2,000,000 EUR 2,265,284
b
Bundesrepublik Deutschland Bundesanleihe , Reg S, 2.6% ,
8/15/34 ......................................... Germany 900,000 EUR 1,002,404
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 230,000 230,000

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Colombia Government Bond ,
Senior Bond , 3.125% , 4/15/31 ........................ Colombia 220,000 $ 193,798
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 240,000 252,240
Senior Note , 4.5% , 11/26/30 .......................... Colombia 110,000 EUR 125,841
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 300,000 255,489
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 205,580
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 310,000 317,518
Denmark Government Bond ,
0.5% , 11/15/27 .................................... Denmark 1,550,000 DKK 233,441
4.5% , 11/15/39 .................................... Denmark 650,000 DKK 114,557
b
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 260,000 262,340
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 270,000 252,855
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 260,000 259,870
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 140,000 127,743
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 240,000 245,718
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 240,000 252,462
b ,c
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 400,000 463,377
b
Finland Government Bond , Senior Bond , 144A, Reg S, 1.125% ,
4/15/34 ......................................... Finland 370,000 EUR 364,100
b
France Government Bond ,
144A, Reg S, 2.75% , 10/25/27 ........................ France 1,440,000 EUR 1,658,469
144A, Reg S, 2.75% , 2/25/29 ......................... France 1,500,000 EUR 1,717,878
144A, Reg S, 0.5% , 5/25/29 .......................... France 830,000 EUR 892,538
144A, Reg S, 11/25/30 .............................. France 560,000 EUR 563,223
144A, Reg S, 3% , 5/25/33 ........................... France 620,000 EUR 690,658
144A, Reg S, 3% , 11/25/34 .......................... France 1,750,000 EUR 1,910,806
144A, Reg S, 4.5% , 4/25/41 .......................... France 780,000 EUR 921,666
144A, Reg S, 3.25% , 5/25/45 ......................... France 140,000 EUR 137,049
144A, Reg S, 4% , 4/25/55 ........................... France 480,000 EUR 493,041
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 200,000 208,000
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 200,000 212,925
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 260,000 261,773
Indonesia Government Bond , Senior Note , 5.03% , 5/29/31 ....
Indonesia 260,000 258,560
b
Ireland Government Bond ,
Reg S, 1.1% , 5/15/29 ............................... Ireland 260,000 EUR 286,193
Reg S, 2% , 2/18/45 ................................ Ireland 110,000 EUR 98,296
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond , 144A, Reg S, 1.65% , 3/01/32 .............. Italy 1,730,000 EUR 1,817,131
Senior Bond , 144A, Reg S, 4% , 2/01/37 ................. Italy 450,000 EUR 520,796
Senior Bond , 144A, Reg S, 3.1% , 3/01/40 ............... Italy 100,000 EUR 102,170
Senior Bond , 144A, Reg S, 4.75% , 9/01/44 .............. Italy 500,000 EUR 600,445
Senior Bond , 144A, Reg S, 1.7% , 9/01/51 ............... Italy 280,000 EUR 183,938
Senior Bond , Reg S, 6.5% , 11/01/27 ................... Italy 1,520,000 EUR 1,830,024
Senior Note , Reg S, 2.95% , 7/01/30 .................... Italy 1,000,000 EUR 1,140,986
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 340,000 330,325
Japan Government Bond ,
0.1% , 3/20/27 .................................... Japan 600,000,000 JPY 3,747,921

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Japan Government Bond, (continued)
2.3% , 6/20/27 .................................... Japan 205,000,000 JPY $ 1,300,781
2.2% , 3/20/31 .................................... Japan 845,000,000 JPY 5,363,059
0.4% , 3/20/36 .................................... Japan 435,000,000 JPY 2,193,646
2.3% , 3/20/40 .................................... Japan 310,000,000 JPY 1,743,876
0.3% , 6/20/46 .................................... Japan 171,000,000 JPY 564,943
0.8% , 3/20/47 .................................... Japan 93,000,000 JPY 338,741
2.2% , 3/20/51 .................................... Japan 212,000,000 JPY 967,321
2.1% , 9/20/54 .................................... Japan 90,000,000 JPY 383,229
0.5% , 3/20/60 .................................... Japan 102,000,000 JPY 235,631
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 260,000 248,300
Malaysia Government Bond , 3.582% , 7/15/32 ..............
Malaysia 2,280,000 MYR 556,910
Mexican Bonos Desarr Fixed Rate , M , 7.75% , 5/29/31 ........
Mexico 10,900,000
f
MXN 611,735
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 220,000 193,930
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 100,000 EUR 115,968
b
Netherlands Government Bond ,
144A, Reg S, 0.25% , 7/15/29 ......................... Netherlands 290,000 EUR 310,251
144A, Reg S, 2.75% , 7/15/36 ......................... Netherlands 500,000 EUR 551,394
144A, Reg S, 3.75% , 1/15/42 ......................... Netherlands 410,000 EUR 482,745
New Zealand Government Bond , 3% , 4/20/29 ..............
New Zealand 380,000 NZD 219,179
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 240,000 253,132
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 170,000 EUR 193,911
b
Norway Government Bond , Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ......................................... Norway 1,880,000 NOK 195,475
b
Office Cherifien des Phosphates , Senior Bond , 144A, 6.7% ,
3/01/36 ......................................... Morocco 130,000 132,131
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 490,000 448,963
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 420,000 384,615
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 60,000 59,892
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 360,000 359,850
Poland Government Bond , 5.75% , 4/25/29 ................
Poland 1,480,000 PLN 408,285
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
0.3% , 10/17/31 ................................... Portugal 320,000 EUR 320,847
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 270,000 257,883
b
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 360,000 EUR 413,474
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 330,000 326,669
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 310,000 315,277
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 200,000 200,031
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 400,000 405,777
b
Spain Bonos Y Obligaciones del Estado ,
144A, Reg S, 5.15% , 10/31/28 ........................ Spain 800,000 EUR 968,053
Senior Bond , 144A, Reg S, 3.55% , 10/31/33 ............. Spain 1,010,000 EUR 1,179,651
Senior Bond , 144A, Reg S, 3.3% , 4/30/36 ............... Spain 600,000 EUR 676,343
Senior Bond , 144A, Reg S, 5.15% , 10/31/44 ............. Spain 410,000 EUR 539,902
Senior Bond , 144A, Reg S, 2.9% , 10/31/46 .............. Spain 210,000 EUR 202,394
Senior Bond , 144A, Reg S, 1% , 10/31/50 ................ Spain 50,000 EUR 29,903
b
Sweden Government Bond ,
Reg S, 1% , 11/12/26 ............................... Sweden 6,950,000 SEK 727,971
Reg S, 3.5% , 3/30/39 ............................... Sweden 660,000 SEK 72,087

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Switzerland Government Bond ,
Reg S, 4% , 4/08/28 ................................ Switzerland 540,000 CHF $ 711,309
Reg S, 1.5% , 4/30/42 ............................... Switzerland 290,000 CHF 406,897
Thailand Government Bond ,
Senior Bond , 2% , 12/17/31 ........................... Thailand 15,700,000 THB 478,336
Senior Bond , 2.41% , 3/17/35 ......................... Thailand 15,500,000 THB 477,782
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 590,000 574,114
b
United Kingdom Gilt ,
Reg S, 6% , 12/07/28 ............................... United Kingdom 420,000 GBP 587,112
Reg S, 3.5% , 7/22/68 ............................... United Kingdom 610,000 GBP 539,151
g
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 370,000 426,684
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 240,000 253,699
Total Foreign Government and Agency Securities (Cost $ 72,947,704 ) ............
64,944,638
U.S. Government and Agency Securities 0.1%
h
U.S. Treasury Bonds , 4.5%, 11/15/54 .................... United States 134,000 118,737
Total U.S. Government and Agency Securities (Cost $ 118,737 ) ..................
118,737
Asset-Backed Securities 7.2%
Capital Markets 0.2%
b ,i
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.203% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 512,000 512,000
Financial Services 7.0%
b ,i
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.083% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 350,000 350,579
b ,i
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.174% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,515
b ,i
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.33% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 250,413
b ,i
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 5.003% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 325,000 325,397
b ,i
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.883% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,225
b ,i
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.933% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 260,000 260,298
b ,i
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.915% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 235,882 236,088
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 85,153 85,604
b ,i
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.129% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,628
i
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.319% ,
( 1-month SOFR + 0.594% ), 6/25/36 . ................... United States 72,700 71,019
b ,i
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 400,000 400,335
b ,e ,i
Cedar Funding IX CLO Ltd. , 2018-9AR , ARR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.23% ), 7/20/37 . ................ United States 500,000 500,127
b ,i
CIFC Funding Ltd. ,
2021-4A , AR , 144A, FRN , 5.112% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 250,000 250,150
2021-7A , AR , 144A, FRN , 4.842% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 909,000 909,884
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 580,000 564,683
b
Compass Datacenters Issuer III LLC , 2026-2A , A21 , 144A,
5.715% , 7/25/56 . .................................. United States 187,000 188,320

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,i
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.813% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 250,000 $ 250,118
b ,i
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,425
b ,i
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.849% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 225,000 225,103
b ,i
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.109% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,513
b
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 107,703 107,233
2025-FL2 , A1 , 144A, 5.053% , 11/25/55 ................. United States 125,637 124,196
j
GSAA Home Equity Trust , 2006-15 , AF3A , FRN , 5.882% , 9/25/36 . United States 809,390 257,230
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 502,000 491,830
b ,i
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 5.321% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 133,145 133,451
b
Lohrasp Enterprise II LLC , 2026-1A , A21 , 144A, 5.512% , 7/17/56 . United States 190,000 189,831
b ,i
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.699% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 472,375 472,561
b ,i
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
5.043% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 250,000 250,311
b ,i
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.129% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,615
b ,i
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.93% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 380,000 380,433
i
NovaStar Mortgage Funding Trust , 2006-5 , A2C , FRN , 4.179% ,
( 1-month SOFR + 0.454% ), 11/25/36 . ................... United States 925,449 276,477
b ,i
Oaktree CLO Ltd. ,
2019-4A , AR3 , 144A, FRN , 4.959% , ( 3-month SOFR + 1.23% ),
7/20/37 ......................................... United States 250,000 250,118
2021-1A , A1R , 144A, FRN , 5.103% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 250,000 250,513
b ,i
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.873% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 1,220,000 1,217,262
b ,i
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.189% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 427,000 428,042
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 226,184 223,702
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 807,640 799,245
b
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 135,519 135,812
b ,i
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.082% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 186,161 186,071
b
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 212,046 211,342
i
Renaissance Home Equity Loan Trust , 2003-4 , A1 , FRN , 4.879% ,
( 1-month SOFR + 1.154% ), 3/25/34 . ................... United States 101,057 91,732
b ,i
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.143% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,609
b ,i
Sagard-Halseypoint CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN ,
5.233% , ( 3-month SOFR + 1.39% ), 1/30/38 . .............. United States 200,000 200,310
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 477,000 458,492
b ,i
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.653% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 103,105 103,104
b ,i
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 4.966% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 79,532 79,745
b ,i
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 540,000 540,554
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 112,453 111,544
b ,i
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.275% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 15,332 15,351

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
i
WaMu Asset-Backed Certificates Trust , 2006-HE2 , A3 , FRN ,
4.139% , ( 1-month SOFR + 0.414% ), 5/25/36 . ............. United States 411,502 $ 326,433
b ,i
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.213% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 400,000 400,963
15,335,536
a a a a a a
Total Asset-Backed Securities (Cost $ 16,266,951 ) .............................
15,847,536
Commercial Mortgage-Backed Securities 5.0%
Financial Services 5.0%
b ,i
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.871% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 53,280 53,404
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , C ,
FRN , 4.286% , 9/15/48 .............................. United States 289,000 280,565
j ,k
BANK Trust ,
2019-BN20 , XA , IO, FRN , 0.805% , 9/15/62 .............. United States 8,689,516 182,096
2020-BN30 , XA , IO, FRN , 1.237% , 12/15/53 ............. United States 6,498,272 271,828
j
BANK5 Trust , 2026-5YR22 , AS , FRN , 6.019% , 6/15/59 ....... United States 322,000 329,354
Barclays Commercial Mortgage Trust , 2019-C3 , B , 4.096% ,
5/15/52 ......................................... United States 246,000 226,859
j ,k
BBCMS Mortgage Trust , 2020-C8 , XA , IO, FRN , 1.787% ,
10/15/53 ........................................ United States 4,404,580 225,181
Benchmark Mortgage Trust ,
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 220,000 220,020
j,k
2026-V21 , XA , IO, FRN , 1.43% , 3/15/59 ................. United States 1,965,588 113,089
b ,i
BIKE Pass-Through Trust , 2026-BAND , A , 144A, FRN , 5.826% ,
( 1-month SOFR + 2.15% ), 7/15/43 ..................... United States 180,000 180,160
b
BX Trust ,
j
2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 ............. United States 217,000 214,978
i
2025-VOLT , A , 144A, FRN , 5.376% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 120,000 119,904
i
2026-CLS , A , 144A, FRN , 5.076% , ( 1-month SOFR + 1.4% ),
5/15/43 ......................................... United States 216,000 216,715
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 323,000 306,727
j
CFCRE Commercial Mortgage Trust ,
b
2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ............... United States 230,000 216,391
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 210,000 205,009
j
Citigroup Commercial Mortgage Trust , 2016-P6 , A5 , FRN , 3.72% ,
12/10/49 ........................................ United States 238,000 236,594
j
COMM Mortgage Trust ,
b
2013-CR13 , D , 144A, FRN , 4.841% , 11/10/46 ............ United States 165,708 93,827
2014-CR14 , C , FRN , 3.189% , 2/10/47 .................. United States 222,000 219,287
2014-CR17 , C , FRN , 4.78% , 5/10/47 ................... United States 390,000 380,442
2015-LC19 , C , FRN , 4.421% , 2/10/48 .................. United States 169,810 165,678
b ,j ,k
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 614,205 165
CSAIL Commercial Mortgage Trust ,
j
2015-C1 , C , FRN , 3.766% , 4/15/50 .................... United States 371,000 353,371
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 25,248 25,177
j
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 267,000 263,913
b ,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.356% ,
8/10/44 ......................................... United States 546,068 534,080
b ,j
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.475% , 9/10/37 ................................... United States 350,000 341,169
b ,j
IRV Trust , 2025-200P , A , 144A, FRN , 5.295% , 3/14/47 ....... United States 225,000 223,464

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,j
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
LC9 , D , 144A, FRN , 3.573% , 12/15/47 .................. United States 441,000 $ 430,781
j
JPMBB Commercial Mortgage Securities Trust , 2014-C23 , B ,
FRN , 4.522% , 9/15/47 .............................. United States 166,269 164,737
j ,k
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , XA ,
IO, FRN , 1.412% , 6/13/52 ........................... United States 6,765,945 205,954
b ,j
MAD Commercial Mortgage Trust ,
2025-11MD , C , 144A, FRN , 5.631% , 10/15/42 ............ United States 216,000 215,330
2025-11MD , D , 144A, FRN , 6.359% , 10/15/42 ............ United States 106,000 106,906
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 3.949% , 7/15/46 ................... United States 449,954 428,094
b
2013-C9 , D , 144A, FRN , 3.787% , 5/15/46 ............... United States 274,000 252,601
2015-C22 , C , FRN , 3.962% , 4/15/48 ................... United States 659,000 555,696
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 214,000 197,216
b ,i
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.876% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 320,000 320,362
UBS Commercial Mortgage Trust ,
j,k
2017-C7 , XA , IO, FRN , 0.962% , 12/15/50 ................ United States 5,098,154 51,476
2019-C18 , A2 , 2.994% , 12/15/52 ...................... United States 439,892 435,031
b ,j
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 217,000 215,052
Wells Fargo Commercial Mortgage Trust ,
2016-BNK1 , AS , 2.814% , 8/15/49 ...................... United States 707,000 686,581
j,k
2016-LC25 , XA , IO, FRN , 0.853% , 12/15/59 .............. United States 2,696,984 27
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 182,000 180,705
2017-RC1 , C , 4.591% , 1/15/60 ........................ United States 199,000 192,066
j,k
2019-C52 , XA , IO, FRN , 1.541% , 8/15/52 ................ United States 2,776,417 104,873
j
2020-C57 , C , FRN , 4.023% , 8/15/53 ................... United States 167,000 152,201
j ,k
WFRBS Commercial Mortgage Trust , 2013-C14 , XA , IO, FRN ,
0.328% , 6/15/46 ................................... United States 81,326 1
11,095,137
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 11,371,186 ) ..............
11,095,137
Mortgage-Backed Securities 15.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Pool, 30 Year , 3.5%, 4/01/52 ..................... United States 814,599 728,131
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 1,088,145 1,111,025
1,839,156
Federal National Mortgage Association (FNMA) Fixed Rate 11.7%
FNMA, 20 Year , 1.5%, 11/01/41 ......................... United States 468,810 385,137
FNMA, 30 Year , 3.5%, 11/01/51 ......................... United States 733,415 652,655
FNMA, 30 Year , 6%, 9/01/54 ........................... United States 1,036,085 1,049,363
l
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/56 ...... United States 5,000,000 3,896,094
l
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/56 ..... United States 5,000,000 4,077,289
l
Uniform Mortgage-Backed Securities , 3% , TBA, 8/25/56 ...... United States 2,000,000 1,705,390
l
Uniform Mortgage-Backed Securities , 3.5% , TBA, 8/25/56 ..... United States 1,000,000 887,227
l
Uniform Mortgage-Backed Securities , 4.5% , TBA, 8/25/56 ..... United States 1,000,000 939,162
l
Uniform Mortgage-Backed Securities , 5% , TBA, 8/25/56 ...... United States 3,000,000 2,899,619
l
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..... United States 4,000,000 3,962,878
l
Uniform Mortgage-Backed Securities , 6.5% , TBA, 8/25/56 ..... United States 5,000,000 5,155,272
25,610,086
Government National Mortgage Association (GNMA) Fixed Rate 3.0%
l
GNMA II, Single-family, 30 Year , 2.5%, 8/15/56 ............. United States 1,000,000 834,833
GNMA II, Single-family, 30 Year , 4%, 2/20/48 ............... United States 1,484,530 1,372,464

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
l
GNMA II, Single-family, 30 Year , 4%, 8/15/56 ............... United States 1,000,000 $ 904,827
l
GNMA II, Single-family, 30 Year , 5.5%, 8/15/56 ............. United States 2,000,000 1,987,082
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 1,408,551 1,471,108
6,570,314
Total Mortgage-Backed Securities (Cost $ 34,425,851 ) ..........................
34,019,556
Residential Mortgage-Backed Securities 6.1%
Financial Services 6.1%
b
A&D Mortgage Trust , 2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 . United States 479,249 480,708
i
Alternative Loan Trust ,
2006-OA10 , 1A1 , FRN , 4.364% , ( 12-month average of 1-year
CMT + 0.96% ), 8/25/46 ............................. United States 79,697 73,886
2006-OA10 , 4A1 , FRN , 4.219% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 212,019 187,801
2006-OA19 , A1 , FRN , 3.964% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 115,850 93,822
2006-OA7 , 1A2 , FRN , 4.344% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 142,434 142,001
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 202,582 202,281
b ,j
Arroyo Mortgage Trust , 2019-3 , A3 , 144A, FRN , 3.416% ,
10/25/48 ........................................ United States 37,533 36,255
i
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.439% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 43,337 41,372
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A,
6.285% , 2/25/64 ................................... United States 102,812 103,107
b ,i
Chase Home Lending Mortgage Trust ,
2025-10 , A11 , 144A, FRN , 4.916% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 80,848 81,058
2025-7 , A11 , 144A, FRN , 5.016% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 77,718 78,132
b ,i
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.019% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 131,700 117,959
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 458,149 458,031
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 171,225 171,471
2024-H3 , A1 , 144A, 6.272% , 6/25/69 ................... United States 165,701 166,390
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 397,112 399,895
b ,i
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.266% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 24,280 24,312
2021-DNA6 , M2 , 144A, FRN , 5.116% , ( 30-day SOFR Average +
1.5% ), 10/25/41 ................................... United States 250,227 250,554
2021-DNA7 , M2 , 144A, FRN , 5.416% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 871,971 874,511
2022-DNA2 , M1A , 144A, FRN , 4.916% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 13,899 13,900
2022-DNA3 , M1B , 144A, FRN , 6.516% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 30,000 30,404
2022-DNA5 , M1A , 144A, FRN , 6.566% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 146,906 148,433
2022-DNA6 , M1A , 144A, FRN , 5.766% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 1,972 1,975
2022-DNA6 , M1B , 144A, FRN , 7.316% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 24,000 24,655
2023-DNA1 , M1A , 144A, FRN , 5.717% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 107,199 108,336

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
FHLMC STACR REMIC Trust, (continued)
2023-HQA2 , M1A , 144A, FRN , 5.616% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 18,813 $ 18,832
2023-HQA3 , A1 , 144A, FRN , 5.466% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 123,944 124,580
2023-HQA3 , M1 , 144A, FRN , 5.466% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 45,145 45,364
2024-DNA1 , A1 , 144A, FRN , 4.966% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 128,330 128,903
2024-DNA2 , A1 , 144A, FRN , 4.866% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 98,921 99,373
2025-DNA1 , A1 , 144A, FRN , 4.566% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 35,155 35,191
2025-DNA3 , M1 , 144A, FRN , 4.716% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 176,372 176,436
i
FNMA Connecticut Avenue Securities Trust ,
2018-C02 , 2M2 , FRN , 5.931% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 9,602 9,727
b
2021-R03 , 1M2 , 144A, FRN , 5.266% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 276,572 277,142
b
2022-R02 , 2M2 , 144A, FRN , 6.616% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 382,479 386,053
b
2022-R03 , 1M2 , 144A, FRN , 7.116% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 127,000 129,064
b
2022-R04 , 1M2 , 144A, FRN , 6.716% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 120,000 121,530
b
2022-R09 , 2M1 , 144A, FRN , 6.116% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 30,898 31,132
b
2023-R06 , 1M1 , 144A, FRN , 5.316% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 18,815 18,859
b
2023-R07 , 2M1 , 144A, FRN , 5.566% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 9,937 9,950
b
2024-R02 , 1M1 , 144A, FRN , 4.716% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 1,181 1,180
b
2024-R03 , 2M1 , 144A, FRN , 4.766% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 8,357 8,358
b
2024-R06 , 1A1 , 144A, FRN , 4.766% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 215,000 215,545
b
2025-R01 , 1A1 , 144A, FRN , 4.566% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 64,092 64,134
b
2025-R01 , 1M1 , 144A, FRN , 4.716% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 27,978 27,986
b
2025-R02 , 1A1 , 144A, FRN , 4.616% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 103,262 103,357
b
2025-R02 , 1M1 , 144A, FRN , 4.766% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 86,256 86,272
b
2025-R04 , 1A1 , 144A, FRN , 4.616% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 87,211 87,323
b
2025-R04 , 1M1 , 144A, FRN , 4.816% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 150,301 150,449
b
2025-R06 , 1A1 , 144A, FRN , 4.516% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 221,419 221,511
b
2026-R01 , 2A1 , 144A, FRN , 4.466% , ( 30-day SOFR Average +
0.85% ), 1/25/46 ................................... United States 398,278 398,230
b
2026-R01 , 2M1 , 144A, FRN , 4.616% , ( 30-day SOFR Average +
1% ), 1/25/46 ..................................... United States 359,372 359,464
b
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 459,055 459,688

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
J.P. Morgan Mortgage Trust, (continued)
i
2025-2 , A11 , 144A, FRN , 4.866% , ( 30-day SOFR Average +
1.25% ), 7/25/55 ................................... United States 383,738 $ 384,982
j
2026-NQX2 , A1 , 144A, FRN , 5.628% , 10/25/66 ........... United States 314,394 313,531
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 5.75% ,
7/25/61 ......................................... United States 143,701 143,914
b
MFA Trust ,
2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ................. United States 675,413 675,115
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 126,723 125,872
b ,j
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.061% , 8/26/47 .............................. United States 11,038 11,044
b
Morgan Stanley Residential Mortgage Loan Trust ,
i
2024-3 , AF , 144A, FRN , 4.966% , ( 30-day SOFR Average +
1.35% ), 7/25/54 ................................... United States 78,001 78,173
2024-NQM2 , A1 , 144A, 6.386% , 5/25/69 ................ United States 186,976 187,905
b ,i
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 4.739% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 22,231 22,045
b
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 196,625 196,505
i
2025-J2 , AF , 144A, FRN , 4.916% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 97,242 97,523
b ,j
Onity Loan Investment Trust ,
2025-HB1 , A , 144A, FRN , 3% , 6/25/38 .................. United States 37,373 36,691
2026-HB3 , A , 144A, FRN , 3% , 6/25/39 .................. United States 109,761 107,476
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 139,551 138,279
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 298,454 294,159
b ,i
Station Place Securitization Trust ,
2025-3 , A , 144A, FRN , 4.593% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 760,000 763,821
2025-7 , A , 144A, FRN , 4.593% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 750,000 754,004
b ,i
Structured Agency Credit Risk , 2026-DNA1 , M1 , 144A, FRN ,
4.616% , ( 30-day SOFR Average + 1% ), 2/25/46 ........... United States 187,539 187,401
i
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.539% , ( 1-month SOFR + 1.814% ), 5/25/47 ......... United States 263,373 216,781
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 315,837 316,753
b ,j
Vista Point Securitization Trust , 2020-2 , A2 , 144A, FRN , 1.986% ,
4/25/65 ......................................... United States 13,867 13,638
i
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR1 , A1B , FRN , 4.619% , ( 1-month SOFR + 0.894% ),
1/25/45 ......................................... United States 74,357 71,694
2005-AR13 , A1C3 , FRN , 4.819% , ( 1-month SOFR + 1.094% ),
10/25/45 ........................................ United States 63,321 60,011
2005-AR2 , 2A1B , FRN , 4.579% , ( 1-month SOFR + 0.854% ),
1/25/45 ......................................... United States 59,359 58,208
2005-AR9 , A1C3 , FRN , 4.799% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 136,179 130,985
13,493,392
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 13,396,500 ) ...............
13,493,392
Agency Commercial Mortgage-Backed Securities 5.6%
Financial Services 5.6%
FHLMC ,
i
406 , F30 , FRN , 4.766% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 160,000 161,321
k
5077 , GI , IO, 3.5% , 2/25/51 .......................... United States 2,638,352 541,990

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FHLMC, (continued)
k
5116 , BI , IO, 4% , 1/25/50 ............................ United States 3,596,420 $ 715,543
i
5396 , FG , FRN , 4.616% , ( 30-day SOFR Average + 1% ),
4/25/54 ......................................... United States 402,832 404,788
i
5466 , FG , FRN , 4.566% , ( 30-day SOFR Average + 0.95% ),
10/25/54 ........................................ United States 784,609 787,468
j ,k
FHLMC, Multi-family Structured Pass-Through Certificates ,
K098 , X1 , IO, FRN , 1.132% , 8/25/29 ................... United States 2,694,807 77,856
K113 , XAM , IO, FRN , 1.582% , 6/25/30 .................. United States 2,243,000 121,790
FNMA ,
i,k
2019-42 , SA , IO, FRN , 2.319% , ( - 1 x 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 2,083,039 180,557
k
2021-14 , CI , IO, 4.5% , 11/25/49 ....................... United States 3,923,635 882,077
k
2022-13 , CI , IO, 3% , 12/25/51 ........................ United States 3,699,758 580,272
k
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 315,722 40,201
i
2024-103 , FB , FRN , 4.566% , ( 30-day SOFR Average + 0.95% ),
1/25/55 ......................................... United States 617,084 621,033
i
2024-105 , FC , FRN , 4.616% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 676,524 681,961
i
2024-77 , DF , FRN , 4.816% , ( 30-day SOFR Average + 1.2% ),
10/25/53 ........................................ United States 173,161 175,100
i
2024-82 , FE , FRN , 4.566% , ( 30-day SOFR Average + 0.95% ),
11/25/54 ........................................ United States 212,823 213,597
i
2024-98 , FA , FRN , 4.766% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 325,421 328,514
i
2025-25 , FB , FRN , 4.566% , ( 30-day SOFR Average + 0.95% ),
4/25/55 ......................................... United States 349,509 350,812
b ,i
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 ,
M10 , 144A, FRN , 6.981% , ( 30-day SOFR Average + 3.364% ),
10/25/49 ........................................ United States 367,201 370,986
GNMA ,
i,k
2010-171 , SB , IO, FRN , 2.63% , ( - 1 x 1-month SOFR +
6.336% ), 12/16/40 ................................. United States 258,901 24,301
k
2014-102 , IG , IO, 3.5% , 3/16/41 ....................... United States 13,987 111
k
2014-76 , IO, 5% , 5/20/44 ............................ United States 154,629 30,638
j,k
2014-H12 , BI , IO, FRN , 1.563% , 5/20/64 ................ United States 500,306 18,988
j,k
2014-H21 , AI , IO, FRN , 2.147% , 10/20/64 ............... United States 306,310 16,253
j,k
2015-H25 , AI , IO, FRN , 1.685% , 9/20/65 ................ United States 247,226 6,060
j,k
2015-H26 , DI , IO, FRN , 2.396% , 10/20/65 ............... United States 281,814 15,146
j,k
2015-H26 , EI , IO, FRN , 1.71% , 10/20/65 ................ United States 353,214 12,970
k
2016-75 , LI , IO, 6% , 1/20/40 ......................... United States 245,265 33,193
j,k
2016-H23 , NI , IO, FRN , 2.739% , 10/20/66 ............... United States 517,001 25,456
j,k
2017-H02 , BI , IO, FRN , 2.275% , 1/20/67 ................ United States 451,210 20,269
j,k
2017-H04 , BI , IO, FRN , 2.418% , 2/20/67 ................ United States 555,895 24,892
j,k
2017-H19 , MI , IO, FRN , 2.03% , 4/20/67 .................. United States 413,365 13,519
j,k
2020-190 , IO, FRN , 1.051% , 11/16/62 .................. United States 3,477,896 264,382
k
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 2,551,123 378,456
j,k
2021-17 , IO, FRN , 1.053% , 1/16/61 .................... United States 2,196,568 170,759
k
2021-182 , TI , IO, 3.5% , 10/20/51 ...................... United States 2,429,971 445,996
j,k
2021-189 , IO, FRN , 0.882% , 6/16/61 ................... United States 4,662,781 285,165
k
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 2,719,819 508,909
k
2021-97 , NI , IO, 2.5% , 8/20/49 ........................ United States 6,620,788 709,610
k
2022-160 , IB , IO, 4.5% , 2/20/50 ....................... United States 4,540,251 926,065
k
2024-186 , IO, 3% , 9/20/51 ........................... United States 3,002,644 461,411
k
2024-4 , GI , IO, 5% , 2/20/53 .......................... United States 1,625,864 397,519

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
i
2025-169 , FC , FRN , 4.621% , ( 30-day SOFR Average + 1% ),
10/20/55 ........................................ United States 305,763 $ 307,393
12,333,327
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 11,990,412 ) .......
12,333,327
Total Long Term Investments (Cost $ 239,434,758 ) .............................
229,786,146
a
Short Term Investments 6.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
m ,n
U.S. Treasury Bills ,
3.57%, 10/22/26 ................................... United States 400,000 396,732
3.72%, 12/10/26 ................................... United States 2,100,000 2,071,751
2,468,483
Total U.S. Government and Agency Securities (Cost $ 2,467,990 ) ................
2,468,483
Shares
Management Investment Companies 5.8%
a,o
Putnam Short Term Investment Fund , Class P , 3.819% ....... United States 12,737,243 12,737,243
Total Management Investment Companies (Cost $ 12,737,243 ) ..................
12,737,243
Total Short Term Investments (Cost $ 15,205,233 ) ..............................
15,205,726
a
Total Investments (Cost $ 254,639,991 ) 111.4% ................................
$244,991,872
TBA Sale Commitments (2.3) % ..............................................
(4,990,947)
Other Assets, less Liabilities (9.1) % .........................................
(20,125,636)
Net Assets 100.0% .........................................................
$219,875,289
a a a
Principal
Amount
*
p
TBA Sale Commitments (2.3)%
Mortgage-Backed Securities (2.3)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.4)%
Uniform Mortgage-Backed Securities ,
4% , TBA, 8/25/56 .................................. United States (1,090,000) (995,204)
5% , TBA, 8/25/56 .................................. United States (1,000,000) (969,218)
5.5% , TBA, 8/25/56 ................................ United States (1,000,000) (993,594)
(2,958,016)
Government National Mortgage Association (GNMA) Fixed Rate (0.9)%
GNMA II, Single-family, 30 Year , 6% , 8/15/56 ............... United States (2,000,000) (2,032,931)
Total TBA Sale Commitments (Proceeds $ (5,025,198) ) .........................
$(4,990,947)

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $95,176,663, representing 43.3% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Principal amount is stated in 100 Mexican Peso Units.
g
Income may be received in additional securities and/or cash.
h
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis.
m
The rate shown represents the yield at period end.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At July 31, 2026, the aggregate value of these securities pledged amounted to $1,668,192, representing 0.8% of net assets.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2026, the Fund had the following futures contracts outstanding.
At July 31, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1 $ 76,080 9/15/26 $ (26)
Australia 3 Year Bonds ........................ Long 1 73,316 9/15/26 91
Canada 10 Year Bonds ........................ Long 34 2,880,850 9/18/26 (28,387)
Euro-Bobl .................................. Long 5 656,373 9/08/26 (4,740)
Euro-Bund ................................. Long 8 1,147,246 9/08/26 (13,344)
Euro-Buxl .................................. Long 7 854,184 9/08/26 (20,671)
Euro-Schatz ................................ Long 6 729,633 9/08/26 (1,680)
Japan 10 Year Bonds ......................... Short 3 2,395,965 9/14/26 6,008
Long Gilt ................................... Long 31 3,613,574 9/28/26 (67,780)
U.S. Treasury 10 Year Notes .................... Long 29 3,132,000 9/21/26 (48,930)
U.S. Treasury 10 Year Ultra Notes ................ Long 70 7,679,219 9/21/26 (152,145)
U.S. Treasury 2 Year Notes ..................... Long 102 20,972,156 9/30/26 (76,370)
U.S. Treasury 5 Year Notes ..................... Long 38 4,027,109 9/30/26 (43,074)
U.S. Treasury Long Bonds ..................... Long 14 1,516,375 9/21/26 (52,081)
U.S. Treasury Ultra Bonds ...................... Long 43 4,716,562 9/21/26 (192,243)
Total Futures Contracts ...................................................................... $(695,372)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... BOFA Sell 656,500 97,387 8/19/26 $ 60 $ —
Chinese Yuan ...... JPHQ Buy 8,953,700 1,328,747 8/19/26 — (1,352)
Chinese Yuan ...... JPHQ Sell 3,713,100 550,034 8/19/26 277 (715)
Chinese Yuan ...... MSCO Sell 1,820,500 269,887 8/19/26 — (4)
Chinese Yuan ...... WPAC Buy 146,030,100 21,663,294 8/19/26 — (14,187)
Chinese Yuan ...... WPAC Sell 73,330,700 10,878,473 8/19/26 7,124 —
Indonesian Rupiah .. GSCO Buy 13,374,158,000 760,327 8/19/26 — (19,573)
Indonesian Rupiah .. GSCO Sell 6,815,649,400 387,473 8/19/26 9,975 —
Japanese Yen ...... BOFA Buy 24,099,100 153,646 8/19/26 — (1,993)
Japanese Yen ...... GSCO Buy 93,184,000 593,771 8/19/26 — (7,374)
Japanese Yen ...... JPHQ Sell 620,911,600 3,959,513 8/19/26 52,185 —
Japanese Yen ...... MSCO Buy 29,592,800 188,681 8/19/26 — (2,456)
Japanese Yen ...... MSCO Sell 636,780,400 4,060,046 8/19/26 52,857 —
Japanese Yen ...... SSBT Sell 19,288,300 122,555 8/19/26 1,269 (94)
Japanese Yen ...... TDOM Buy 151,206,600 948,735 8/19/26 5,588 (2,797)
Japanese Yen ...... TDOM Sell 64,280,000 406,826 8/19/26 3,131 (812)
Japanese Yen ...... UBSW Buy 4,651,300 29,654 8/19/26 — (384)
Malaysian Ringgit ... BZWS Buy 1,385,000 340,965 8/19/26 — (1,769)
Malaysian Ringgit ... BZWS Sell 1,844,900 444,394 8/19/26 — (7,435)
Singapore Dollar .... HSBK Buy 591,200 466,899 8/19/26 — (5,404)
Singapore Dollar .... HSBK Sell 278,700 220,102 8/19/26 2,547 —
South Korean Won .. GSCO Buy 419,556,300 281,818 8/19/26 8,865 —
South Korean Won .. JPHQ Buy 2,991,339,800 2,009,566 8/19/26 62,933 —
South Korean Won .. JPHQ Sell 1,582,624,800 1,063,199 8/19/26 — (33,296)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Thai Baht ......... SSBT Sell 16,563,600 513,361 8/19/26 $ 16,745 $ —
Australian Dollar .... BOFA Buy 237,900 165,129 8/26/26 2,043 —
Australian Dollar .... BOFA Sell 656,900 455,961 8/26/26 — (5,642)
Australian Dollar .... CITI Buy 79,300 55,038 8/26/26 686 —
Australian Dollar .... GSCO Buy 32,700 22,696 8/26/26 282 —
Australian Dollar .... JPHQ Buy 96,900 67,249 8/26/26 843 —
Australian Dollar .... MSCO Buy 87,600 60,799 8/26/26 758 —
Australian Dollar .... MSCO Sell 301,100 208,978 8/26/26 — (2,604)
Australian Dollar .... SSBT Buy 282,400 196,005 8/26/26 2,437 —
Australian Dollar .... SSBT Sell 1,171,600 813,171 8/26/26 — (10,111)
Australian Dollar .... TDOM Buy 11,500 7,981 8/26/26 100 —
Australian Dollar .... TDOM Sell 71,200 49,414 8/26/26 — (618)
Australian Dollar .... UBSW Buy 447,100 310,285 8/26/26 3,892 —
Australian Dollar .... WPAC Buy 298,800 207,375 8/26/26 2,592 —
Australian Dollar .... WPAC Sell 197,000 136,723 8/26/26 — (1,709)
British Pound ...... BNDP Sell 27,500 36,377 8/26/26 — (685)
British Pound ...... CITI Buy 327,100 437,552 8/26/26 3,287 —
British Pound ...... CITI Sell 127,700 171,046 8/26/26 — (1,057)
British Pound ...... HSBK Buy 4,741,300 6,332,291 8/26/26 57,654 —
British Pound ...... HSBK Sell 3,169,400 4,232,924 8/26/26 — (38,540)
Canadian Dollar .... BOFA Buy 167,700 118,988 8/26/26 1,065 —
Canadian Dollar .... BOFA Sell 1,869,600 1,326,541 8/26/26 — (11,878)
Canadian Dollar .... BZWS Sell 304,700 216,236 8/26/26 — (1,895)
Canadian Dollar .... CITI Buy 275,000 195,099 8/26/26 1,769 —
Canadian Dollar .... CITI Sell 1,142,500 810,549 8/26/26 — (7,349)
Canadian Dollar .... GSCO Sell 163,900 116,309 8/26/26 — (1,024)
Canadian Dollar .... HSBK Buy 5,369,500 3,810,437 8/26/26 33,508 —
Canadian Dollar .... HSBK Sell 144,900 102,827 8/26/26 — (904)
Canadian Dollar .... JPHQ Buy 18,900 13,408 8/26/26 122 —
Canadian Dollar .... MSCO Sell 216,800 153,827 8/26/26 — (1,377)
Canadian Dollar .... SSBT Buy 161,700 114,728 8/26/26 1,031 —
Canadian Dollar .... SSBT Sell 536,600 380,723 8/26/26 — (3,421)
Canadian Dollar .... TDOM Buy 368,500 261,449 8/26/26 2,354 —
Canadian Dollar .... TDOM Sell 20,600 14,616 8/26/26 — (132)
Canadian Dollar .... UBSW Buy 676,900 480,272 8/26/26 4,310 —
Czech Koruna ...... HSBK Buy 7,216,000 344,420 8/26/26 — (712)
Czech Koruna ...... HSBK Sell 2,795,900 133,448 8/26/26 276 —
Danish Krone ...... MSCO Buy 562,400 87,203 8/26/26 — (241)
Danish Krone ...... MSCO Sell 1,366,700 211,914 8/26/26 585 —
Euro ............. BOFA Sell 410,600 474,929 8/26/26 613 —
Euro ............. BZWS Buy 547,000 632,686 8/26/26 — (804)
Euro ............. BZWS Sell 824,500 953,655 8/26/26 1,211 —
Euro ............. HSBK Buy 15,199,700 17,579,593 8/26/26 — (21,245)
Euro ............. HSBK Sell 21,719,900 25,120,693 8/26/26 30,359 —
Euro ............. JPHQ Buy 1,341,900 1,552,964 8/26/26 — (2,831)
Euro ............. JPHQ Sell 185,600 215,279 8/26/26 878 —
Euro ............. MSCO Buy 597,800 679,437 8/26/26 11,128 —
Euro ............. MSCO Sell 1,116,100 1,290,203 8/26/26 1,338 (429)
Euro ............. SSBT Buy 1,822,900 2,102,948 8/26/26 4,586 (1,761)
Euro ............. SSBT Sell 738,000 852,377 8/26/26 759 (903)
Euro ............. TDOM Buy 549,200 633,199 8/26/26 2,491 (1,267)
Euro ............. TDOM Sell 321,300 371,944 8/26/26 786 —
Euro ............. UBSW Sell 650,200 754,562 8/26/26 3,466 —
Hungarian Forint .... BOFA Buy 33,688,000 108,794 8/26/26 — (2,528)
Hungarian Forint .... BOFA Sell 17,449,200 56,352 8/26/26 1,309 —
Israeli New Shekel .. BOFA Sell 225,800 75,334 8/26/26 1,256 —
Israeli New Shekel .. SSBT Buy 605,900 202,192 8/26/26 — (3,414)

franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Global Income Trust
Schedule of Investments (unaudited)
At July 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. SSBT Sell 217,200 72,481 8/26/26 $ 1,224 $ —
Mexican Peso ...... BOFA Sell 3,509,400 198,700 8/26/26 — (2,586)
Mexican Peso ...... HSBK Buy 395,400 22,386 8/26/26 293 —
Mexican Peso ...... MSCO Sell 1,995,800 112,995 8/26/26 — (1,477)
Mexican Peso ...... TDOM Buy 2,680,100 151,743 8/26/26 1,978 —
Mexican Peso ...... UBSW Buy 1,767,000 100,036 8/26/26 1,312 —
New Zealand Dollar . BOFA Sell 422,900 244,755 8/26/26 — (4,927)
New Zealand Dollar . HSBK Sell 3,100 1,794 8/26/26 — (36)
New Zealand Dollar . MSCO Sell 335,300 194,067 8/26/26 — (3,896)
New Zealand Dollar . SSBT Sell 203,500 117,780 8/26/26 — (2,368)
New Zealand Dollar . UBSW Sell 37,300 21,586 8/26/26 — (436)
New Zealand Dollar . WPAC Sell 97,200 56,257 8/26/26 — (1,130)
Norwegian Krone ... HSBK Sell 15,200 1,571 8/26/26 — (32)
Norwegian Krone ... MSCO Sell 5,574,400 585,330 8/26/26 — (2,461)
Norwegian Krone ... SSBT Sell 108,000 11,400 8/26/26 12 —
Polish Zloty ........ MSCO Buy 1,157,300 305,836 8/26/26 4,453 (509)
Polish Zloty ........ MSCO Sell 911,300 247,082 8/26/26 3,150 —
Romanian New Leu . HSBK Buy 687,600 150,507 8/26/26 198 —
Romanian New Leu . HSBK Sell 342,900 75,056 8/26/26 — (99)
Swedish Krona ..... BNDP Sell 51,100 5,365 8/26/26 — (14)
Swedish Krona ..... HSBK Sell 66,700 7,069 8/26/26 48 —
Swedish Krona ..... MSCO Sell 8,844,300 936,318 8/26/26 5,327 —
Swiss Franc ....... MSCO Sell 5,500 6,907 8/26/26 71 —
Swiss Franc ....... SSBT Buy 388,200 488,302 8/26/26 69 (5,865)
Swiss Franc ....... SSBT Sell 11,900 15,068 8/26/26 277 —
Swiss Franc ....... UBSW Buy 656,400 829,818 8/26/26 — (13,959)
Swiss Franc ....... UBSW Sell 483,300 610,986 8/26/26 10,278 —
Total Forward Exchange Contracts ................................................... $432,020 $(264,521)
Net unrealized appreciation (depreciation) ............................................ $167,499
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 2,565,500 $ 125,453 $ (119,305)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 2,565,500 131,353 (81,641)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 14,784
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (33,251)
3.953%/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 3.953% 904,800 32,233 (7,266)
(4.453%)/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 4.453% 904,800 32,233 10,455
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 (6,791)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 1,330
3.642%/1-day SOFR/Aug-41/(Purchased) BOFA 7/30/31 / 3.642% 1,336,300 35,479 (692)
(4.296%)/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 688,400 50,253 10,687
4.296%/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 688,400 50,253 (12,283)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (2,469)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 66
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 2,033,100 118,530 (96,297)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 $ 90,476 $ 267,215
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 (89,270)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 640,500 50,183 10,260
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 640,500 50,183 (27,587)
2.452%/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 (74,092)
(2.452%)/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 107,443
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 1,958,200 38,868 (30,380)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 1,958,200 48,952 (3,035)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 39,875
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 (8,232)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 (5,701)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 2,695
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,685,000 134,324 74,133
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,008,800 36,518 (12,299)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 85,414
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 (30,893)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 66,417
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 (38,940)
Unrealized appreciation 690,774
Unrealized (depreciation) (680,424)
Total $10,350
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.7 (3.00)% Monthly MLCO 1/17/47 16,000 $ 450 $ 1,311 $ (861)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.7 3.00% Monthly JPHQ 1/17/47 16,000 (450) (3,756) 3,306
Investment
Grade
Total Credit Default Swap Contracts .................................... $— $ (2,445) $2,445

franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Global Income Trust
Schedule of Investments (unaudited)
At July 31, 2026, the Fund had the following interest rate swap contracts outstanding.
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.86% .... Semi-Annual 9/16/28 4,280,000 CAD $ 3,234 $ (5,208) $ 8,442
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 68,031,000 157,193 (147,731) 304,924
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.58% .... Quarterly 9/16/28 10,689,000 AUD (1,960) (23,922) 21,962
Receive Fixed 4.28% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/16/28 3,761,000 GBP (5,895) 17,558 (23,453)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.92% .... Annual 9/16/28 3,427,000 EUR 11,454 (13,713) 25,167
Receive Fixed 0.42% .. Annual
Pay Floating 1-day
SARON .......... Annual 9/16/31 217,000 CHF (513) 966 (1,479)
Receive Fixed 1.54% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/16/31 190,862,000 CNY 96,769 (5,428) 102,197
Receive Fixed 2.94% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/31 9,905,000 EUR (84,256) 63,446 (147,702)
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 19,325,000 (117,130) (68,424) (48,706)
Receive Fixed 4.8% ... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/31 1,689,000 AUD (2,021) 7,694 (9,715)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 43,506,000 394,681 30,411 364,270
Receive Fixed 0.7% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/16/36 1,089,000 CHF (257) 12,425 (12,682)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.32% .... Semi-Annual 9/16/36 1,089,000 CAD 8,303 2,259 6,044

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 36 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.02% .. Annual
Pay Floating 3-month
STIBOR .......... Quarterly 9/16/36 4,069,000 SEK $ (4,805) $ 3,643 $ (8,448)
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 1,608,000 EUR (21,424) 19,970 (41,394)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.32% .... Semi-Annual 9/16/36 644,000 NZD 2,716 3,351 (635)
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 5,991,000 (72,873) (51,631) (21,242)
Receive Fixed 4.18% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 9/16/36 3,157,110,000 KRW 12,826 34,253 (21,427)
Receive Fixed 4.54% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/16/36 1,482,000 GBP (19,283) 22,478 (41,761)
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/36 4,608,000 AUD (18,936) 29,241 (48,177)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 9/16/36 19,378,000 NOK 18,624 (14,756) 33,380
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 3,218,000 EUR (65,317) 33,517 (98,834)
Receive Fixed 3.58% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 9/16/56 1,576,000 CAD (35,199) 20,466 (55,665)
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 468,000 (15,280) (4,755) (10,525)
Receive Fixed 5.08% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/56 632,000 AUD (7,249) 6,067 (13,316)
Total Interest Rate Swap Contracts ................................. $233,402 $ (27,823) $261,225
*
In U.S. dollars unless otherwise indicated.

Putnam Global Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Global Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $5,448,329 $— $— $— $(6,517) $5,441,812 217,238 $162,201
Putnam Short Term Investment
Fund, Class P, 3.819% ...... 4,110,047 42,139,755 (33,512,559) — — 12,737,243 12,737,243 272,462
Total Affiliated Securities ... $9,558,376 $42,139,755 $(33,512,559) $— $(6,517) $18,179,055 $434,663
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 5,441,812 $ — $ — $ 5,441,812
Corporate Bonds ........................ — 72,492,011 — 72,492,011
Foreign Government and Agency Securities .... — 64,944,638 — 64,944,638
U.S. Government and Agency Securities ....... — 118,737 — 118,737
Asset-Backed Securities ................... — 15,847,536 — 15,847,536
Commercial Mortgage-Backed Securities ...... — 11,095,137 — 11,095,137
Mortgage-Backed Securities ................ — 34,019,556 — 34,019,556
Residential Mortgage-Backed Securities ....... — 13,493,392 — 13,493,392
Agency Commercial Mortgage-Backed Securities — 12,333,327 — 12,333,327
Short Term Investments ................... 12,737,243 2,468,483 — 15,205,726
Total Investments in Securities ........... $18,179,055 $226,812,817 $— $244,991,872

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $432,020 $— $432,020
Forward Premium Swap Option Contracts ..... — 690,774 — 690,774
Futures Contracts ....................... 6,099 — — 6,099
Swap Contracts ......................... — 869,692 — 869,692
Total Other Financial Instruments ......... $6,099 $1,992,486 $— $1,998,585
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 4,990,947 $ — $ 4,990,947
Forward Exchange Contracts ............... — 264,521 — 264,521
Forward Premium Swap Option Contracts ...... — 680,424 — 680,424
Futures Contracts ........................ 701,471 — — 701,471
Swap Contracts ......................... — 606,022 — 606,022
Total Other Financial Instruments ......... $701,471 $6,541,914 $— $7,243,385
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
DKK
Danish Krone
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
PLN
Polish Zloty
SEK
Swedish Krona
THB
Thai Baht
Index
CMBX.NA
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.37%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 3.66%
1-day SONIA ........................ 3.73%
1-week CNY-Fixing Repo Rate .......... 1.46%
3-month AUD BBR ................... 4.50%
3-month CD_KSDA ................... 2.95%
3-month STIBOR .................... 2.04%
6-month AUD BBR ................... 4.83%
6-month EURIBOR ................... 2.71%
6-month NIBOR ..................... 4.85%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.